UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21718

                        Oppenheimer Dividend Growth Fund
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: April 30

                      Date of reporting period: 10/31/2008

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS

TOP TEN COMMON STOCK INDUSTRIES

Oil, Gas & Consumable Fuels                                                 7.6%
Health Care Equipment & Supplies                                            7.0
Semiconductors & Semiconductor Equipment                                    6.5
Pharmaceuticals                                                             5.6
Aerospace & Defense                                                         5.0
Capital Markets                                                             5.0
Commercial Banks                                                            5.0
Household Products                                                          4.6
Energy Equipment & Services                                                 4.6
Diversified Telecommunication Services                                      4.4

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2008, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS

JPMorgan Chase & Co.                                                        2.7%
Wells Fargo & Co.                                                           2.7
Procter & Gamble Co. (The)                                                  2.6
Exxon Mobil Corp.                                                           2.3
AT&T, Inc.                                                                  2.3
U.S. Bancorp                                                                2.3
Kellogg Co.                                                                 2.2
Chevron Corp.                                                               2.2
United Technologies Corp.                                                   2.2
Johnson & Johnson                                                           2.1

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2008, and are based on net assets.


                      6 | OPPENHEIMER DIVIDEND GROWTH FUND

SECTOR ALLOCATION

                                  (PIE CHART)

Financials                   15.0%
Industrials                  13.5
Information Technology       13.3
Health Care                  13.0
Consumer Staples             12.8
Energy                       12.6
Consumer Discretionary        8.0
Telecommunication Services    4.5
Utilities                     3.7
Materials                     3.6

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2008, and are based on the total market value of common stocks.


                      7 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR OR CALLING US AT 1.800.525.7048. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund incepted on 6/30/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund incepted on 6/30/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund incepted on 6/30/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund incepted on 8/12/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      8 | OPPENHEIMER DIVIDEND GROWTH FUND

FUND EXPENSES

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                      9 | OPPENHEIMER DIVIDEND GROWTH FUND

FUND EXPENSES Continued

the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               BEGINNING         ENDING            EXPENSES
                                ACCOUNT         ACCOUNT           PAID DURING
                                 VALUE           VALUE          6 MONTHS ENDED
                              MAY 1, 2008   OCTOBER 31, 2008   OCTOBER 31, 2008
                              -----------   ----------------   ----------------
ACTUAL
Class A                        $1,000.00       $  771.70            $4.93
Class B                         1,000.00          768.90             8.29
Class C                         1,000.00          768.60             8.29
Class N                         1,000.00          770.60             6.05

HYPOTHETICAL
(5% return before expenses)
Class A                         1,000.00        1,019.66             5.62
Class B                         1,000.00        1,015.88             9.44
Class C                         1,000.00        1,015.88             9.44
Class N                         1,000.00        1,018.40             6.89

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended October 31, 2008 are as follows:

CLASS     EXPENSE RATIOS
-----     --------------
Class A       1.10%
Class B       1.85
Class C       1.85
Class N       1.35

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.


                      10 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF INVESTMENTS October 31, 2008 / Unaudited

                                                                   SHARES        VALUE
                                                                 ---------   -------------
COMMON STOCKS--96.7%
CONSUMER DISCRETIONARY--7.7%
HOTELS, RESTAURANTS & LEISURE--3.0%
McDonald's Corp.                                                    33,400   $   1,934,862
Yum! Brands, Inc.                                                   62,400       1,810,224
                                                                             -------------
                                                                                 3,745,086
MEDIA--1.0%
McGraw-Hill Cos., Inc. (The)                                        45,000       1,207,800
SPECIALTY RETAIL--2.4%
Staples, Inc.                                                       89,400       1,737,042
Tiffany & Co.                                                       47,300       1,298,385
                                                                             -------------
                                                                                 3,035,427
TEXTILES, APPAREL & LUXURY GOODS--1.3%
Nike, Inc., Cl. B                                                   29,600       1,705,848
CONSUMER STAPLES--12.4%
BEVERAGES--1.7%
PepsiCo, Inc.                                                       36,500       2,080,865
FOOD PRODUCTS--3.6%
Kellogg Co.                                                         55,000       2,773,100
Kraft Foods, Inc., Cl. A                                            59,512       1,734,180
                                                                             -------------
                                                                                 4,507,280
HOUSEHOLD PRODUCTS--4.6%
Colgate-Palmolive Co.                                               41,700       2,617,092
Procter & Gamble Co. (The)                                          49,800       3,214,092
                                                                             -------------
                                                                                 5,831,184
TOBACCO--2.5%
Lorillard, Inc.                                                     15,500       1,020,830
Philip Morris International, Inc.                                   47,900       2,082,213
                                                                             -------------
                                                                                 3,103,043
ENERGY--12.2%
ENERGY EQUIPMENT & SERVICES--4.6%
Diamond Offshore Drilling, Inc.                                     25,700       2,282,160
Halliburton Co.                                                     60,100       1,189,379
Schlumberger Ltd.                                                   45,100       2,329,415
                                                                             -------------
                                                                                 5,800,954


                      F1 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                   SHARES        VALUE
                                                                 ---------   -------------
OIL, GAS & CONSUMABLE FUELS--7.6%
Chevron Corp.                                                       36,800   $   2,745,280
ConocoPhillips                                                      35,900       1,867,518
El Paso Corp.                                                       65,000         630,500
Exxon Mobil Corp.                                                   39,500       2,927,740
Williams Cos., Inc. (The)                                           63,800       1,337,886
                                                                             -------------
                                                                                 9,508,924
FINANCIALS--14.5%
CAPITAL MARKETS--5.0%
Bank of New York Mellon Corp.                                       75,500       2,461,300
Northern Trust Corp.                                                35,000       1,970,850
T. Rowe Price Group, Inc.                                           45,400       1,795,116
                                                                             -------------
                                                                                 6,227,266
COMMERCIAL BANKS--5.0%
U.S. Bancorp                                                        96,200       2,867,722
Wells Fargo & Co.                                                   98,600       3,357,330
                                                                             -------------
                                                                                 6,225,052
DIVERSIFIED FINANCIAL SERVICES--3.1%
CME Group, Inc.                                                      2,000         564,300
JPMorgan Chase & Co.                                                81,800       3,374,250
                                                                             -------------
                                                                                 3,938,550
INSURANCE--1.4%
Chubb Corp.                                                         33,600       1,741,152
HEALTH CARE--12.6%
HEALTH CARE EQUIPMENT & SUPPLIES--7.0%
Bard (C.R.), Inc.                                                   27,500       2,426,875
Baxter International, Inc.                                          39,300       2,377,257
Medtronic, Inc.                                                     47,800       1,927,774
Stryker Corp.                                                       38,800       2,074,248
                                                                             -------------
                                                                                 8,806,154
PHARMACEUTICALS--5.6%
Bristol-Myers Squibb Co.                                           124,200       2,552,310
Johnson & Johnson                                                   43,400       2,662,156
Pfizer, Inc.                                                       100,600       1,781,626
                                                                             -------------
                                                                                 6,996,092


                      F2 | OPPENHEIMER DIVIDEND GROWTH FUND

                                                                   SHARES        VALUE
                                                                 ---------   -------------
INDUSTRIALS--13.0%
AEROSPACE & DEFENSE--5.0%
Honeywell International, Inc.                                       40,400   $   1,230,180
Lockheed Martin Corp.                                               15,000       1,275,750
Rockwell Collins, Inc.                                              29,900       1,113,177
United Technologies Corp.                                           49,700       2,731,512
                                                                             -------------
                                                                                 6,350,619
ELECTRICAL EQUIPMENT--2.0%
Emerson Electric Co.                                                76,500       2,503,845
INDUSTRIAL CONGLOMERATES--2.2%
3M Co.                                                              14,500         932,350
General Electric Co.                                                92,000       1,794,920
                                                                             -------------
                                                                                 2,727,270
MACHINERY--2.0%
Eaton Corp.                                                         26,500       1,181,900
Paccar, Inc.                                                        45,250       1,323,110
                                                                             -------------
                                                                                 2,505,010
ROAD & RAIL--1.8%
Norfolk Southern Corp.                                              37,000       2,217,780
INFORMATION TECHNOLOGY--12.9%
COMMUNICATIONS EQUIPMENT--1.4%
QUALCOMM, Inc.                                                      44,800       1,714,048
COMPUTERS & PERIPHERALS--1.5%
International Business Machines Corp.                               20,900       1,943,073
IT SERVICES--1.6%
Automatic Data Processing, Inc.                                     57,900       2,023,605
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.5%
Intel Corp.                                                        108,700       1,739,200
Linear Technology Corp.                                             81,900       1,857,492
Microchip Technology, Inc.                                          95,400       2,349,702
Texas Instruments, Inc.                                            109,400       2,139,864
                                                                             -------------
                                                                                 8,086,258
SOFTWARE--1.9%
Microsoft Corp.                                                    105,200       2,349,116
MATERIALS--3.5%
CHEMICALS--2.4%
Monsanto Co.                                                        16,500       1,468,170
Praxair, Inc.                                                       23,700       1,544,055
                                                                             -------------
                                                                                 3,012,225


                      F3 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                   SHARES        VALUE
                                                                 ---------   -------------
METALS & MINING--1.1%
Allegheny Technologies, Inc.                                        52,750   $   1,399,985
TELECOMMUNICATION SERVICES--4.4%
DIVERSIFIED TELECOMMUNICATION SERVICES--4.4%
AT&T, Inc.                                                         107,500       2,877,775
Verizon Communications, Inc.                                        86,600       2,569,422
                                                                             -------------
                                                                                 5,447,197
UTILITIES--3.5%
ELECTRIC UTILITIES--0.9%
FPL Group, Inc.                                                     23,200       1,095,968
MULTI-UTILITIES--2.6%
Dominion Resources, Inc.                                            32,500       1,179,100
Public Service Enterprise Group, Inc.                               34,900         982,435
SCANA Corp.                                                         35,400       1,165,014
                                                                             -------------
                                                                                 3,326,549
                                                                             -------------
Total Common Stocks (Cost $143,184,692)                                        121,163,225

INVESTMENT COMPANY--5.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 2.95%(1, 2)
  (Cost $6,282,739)                                              6,282,739       6,282,739
                                                                             -------------
TOTAL INVESTMENTS, AT VALUE (COST $149,467,431)                      101.7%    127,445,964
LIABILITIES IN EXCESS OF OTHER ASSETS                                 (1.7)     (2,175,627)
                                                                 ---------   -------------
NET ASSETS                                                           100.0%  $ 125,270,337
                                                                 =========   =============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                  SHARES          GROSS        GROSS          SHARES
                              APRIL 30, 2008    ADDITIONS   REDUCTIONS   OCTOBER 31, 2008
                              --------------   ----------   ----------   ----------------
Oppenheimer Institutional
   Money Market Fund, Cl. E      4,088,562     32,708,178   30,514,001       6,282,739

                                 VALUE     INCOME
                              ----------   -------
Oppenheimer Institutional
   Money Market Fund, Cl. E   $6,282,739   $47,181

(2.) Rate shown is the 7-day yield as of October 31, 2008.


                      F4 | OPPENHEIMER DIVIDEND GROWTH FUND

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of October 31, 2008:

                                                INVESTMENTS    OTHER FINANCIAL
VALUATION DESCRIPTION                          IN SECURITIES    INSTRUMENTS*
---------------------                          -------------   ---------------
Level 1--Quoted Prices                          $127,445,964        $--
Level 2--Other Significant Observable Inputs              --         --
Level 3--Significant Unobservable Inputs                  --         --
                                                ------------        ---
   Total                                        $127,445,964        $--
                                                ============        ===


* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      F5| OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

October 31, 2008

ASSETS
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $143,184,692)                           $121,163,225
Affiliated companies (cost $6,282,739)                                  6,282,739
                                                                     ------------
                                                                      127,445,964
Cash                                                                       46,141
Receivables and other assets:
Shares of beneficial interest sold                                        975,089
Dividends                                                                 310,126
Other                                                                       4,606
                                                                     ------------
Total assets                                                          128,781,926

LIABILITIES
Payables and other liabilities:
Investments purchased                                                   2,744,465
Shares of beneficial interest redeemed                                    637,115
Distribution and service plan fees                                         24,817
Transfer and shareholder servicing agent fees                              21,899
Shareholder communications                                                 14,531
Trustees' compensation                                                      6,979
Other                                                                      61,783
                                                                     ------------
Total liabilities                                                       3,511,589
                                                                     ------------
NET ASSETS                                                           $125,270,337
                                                                     ============
COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                           $     14,184
Additional paid-in capital                                            157,129,044
Accumulated net investment income                                         229,847
Accumulated net realized loss on investments                          (10,081,271)
Net unrealized depreciation on investments                            (22,021,467)
                                                                     ------------
NET ASSETS                                                           $125,270,337
                                                                     ============


                      F6 | OPPENHEIMER DIVIDEND GROWTH FUND

NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of $91,211,706 and
   10,317,066 shares of beneficial interest outstanding)                                          $8.84
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $9.38

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
   and offering price per share (based on net assets of $11,488,433 and 1,304,199 shares of
   beneficial interest outstanding)                                                               $8.81

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $19,781,817 and
   2,246,966 shares of beneficial interest outstanding)                                           $8.80

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,788,381 and
   315,805 shares of beneficial interest outstanding)                                             $8.83

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      F7 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended October 31, 2008

INVESTMENT INCOME
Dividends:
Unaffiliated companies                                                              $1,898,576
Affiliated companies                                                                    47,181
Interest                                                                                 1,037
Other income                                                                             1,427
                                                                                    ----------
Total investment income                                                              1,948,221

EXPENSES
Management fees                                                                        446,297
Distribution and service plan fees:
Class A                                                                                123,432
Class B                                                                                 62,899
Class C                                                                                105,531
Class N                                                                                  7,062
Transfer and shareholder servicing agent fees:
Class A                                                                                 80,480
Class B                                                                                 16,906
Class C                                                                                 21,798
Class N                                                                                  2,264
Shareholder communications:
Class A                                                                                 11,304
Class B                                                                                  2,531
Class C                                                                                  2,299
Class N                                                                                    222
Legal, auditing and other professional fees                                             68,255
Trustees' compensation                                                                   2,244
Custodian fees and expenses                                                                380
Other                                                                                    3,428
                                                                                    ----------
Total expenses                                                                         957,332
Less reduction to custodian expenses                                                      (112)
Less waivers and reimbursements of expenses                                            (71,937)
                                                                                    ----------
Net expenses                                                                           885,283

NET INVESTMENT INCOME                                                                1,062,938


                      F8 | OPPENHEIMER DIVIDEND GROWTH FUND

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options exercised)   $ (6,894,588)
Closing and expiration of option contracts written                                       461,445
                                                                                    ------------
Net realized loss                                                                     (6,433,143)
                                                                                    ------------
Net change in unrealized depreciation on:
Investments                                                                          (29,002,494)
Option contracts written                                                                 (76,948)
                                                                                    ------------
Net change in unrealized depreciation                                                (29,079,442)
                                                                                    ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $(34,449,647)
                                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      F9 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                   ENDED          YEAR
                                                                                  OCTOBER         ENDED
                                                                                 31, 2008       APRIL 30,
                                                                                (UNAUDITED)       2008
                                                                               ------------   ------------
OPERATIONS
Net investment income                                                          $  1,062,938   $  1,709,163
Net realized loss                                                                (6,433,143)    (1,943,778)
Net change in unrealized appreciation (depreciation)                            (29,079,442)    (1,328,083)
                                                                               ------------   ------------
Net decrease in net assets resulting from operations                            (34,449,647)    (1,562,698)

DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                            (766,503)    (1,381,097)
Class B                                                                             (46,550)       (91,500)
Class C                                                                             (77,834)      (160,453)
Class N                                                                             (18,188)       (31,979)
                                                                               ------------   ------------
                                                                                   (909,075)    (1,665,029)

Distributions from net realized gain:
Class A                                                                                  --     (1,668,307)
Class B                                                                                  --       (221,186)
Class C                                                                                  --       (376,901)
Class N                                                                                  --        (45,474)
                                                                               ------------   ------------
                                                                                         --     (2,311,868)

BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          14,568,000     35,275,254
Class B                                                                           1,517,724      2,256,629
Class C                                                                           3,071,488      5,073,390
Class N                                                                             735,573        803,929
                                                                               ------------   ------------
                                                                                 19,892,785     43,409,202

NET ASSETS
Total increase (decrease)                                                       (15,465,937)    37,869,607
                                                                               ------------   ------------
Beginning of period                                                             140,736,274    102,866,667
                                                                               ------------   ------------
End of period (including accumulated net investment income of
   $229,847 and $75,984, respectively)                                         $125,270,337   $140,736,274
                                                                               ============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     F10 | OPPENHEIMER DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                          SIX MONTHS
                                                             ENDED               YEAR ENDED APRIL 30,
                                                       OCTOBER 31, 2008   ----------------------------------
CLASS A                                                   (UNAUDITED)       2008          2007       2006(1)
-------                                                ----------------   --------      -------      -------
PER SHARE OPERATING DATA
Net asset value, beginning of period                     $  11.54         $  12.02      $ 10.78      $ 10.00
                                                         --------         --------      -------      -------
Income (loss) from investment operations:
Net investment income(2)                                      .09              .19          .16          .12
Net realized and unrealized gain (loss)                     (2.71)            (.28)        1.28          .74
                                                         --------         --------      -------      -------
Total from investment operations                            (2.62)            (.09)        1.44          .86
                                                         --------         --------      -------      -------
Dividends and distributions to shareholders:
Dividends from net investment income                         (.08)            (.18)        (.15)        (.08)
Distributions from net realized gain                           --             (.21)        (.05)          --(3)
                                                         --------         --------      -------      -------
Total dividends and/or distributions to shareholders         (.08)            (.39)        (.20)        (.08)
                                                         --------         --------      -------      -------
Net asset value, end of period                           $   8.84         $  11.54      $ 12.02      $ 10.78
                                                         ========         ========      =======      =======

TOTAL RETURN, AT NET ASSET VALUE(4)                        (22.83)%          (0.78)%      13.51%        8.64%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                 $ 91,212         $102,751      $71,477      $24,588
                                                         --------         --------      -------      -------
Average net assets (in thousands)                        $100,198         $ 89,324      $41,360      $12,907
                                                         --------         --------      -------      -------
Ratios to average net assets:(5)
Net investment income                                        1.73%            1.58%        1.41%        1.34%
Total expenses                                               1.18%(6)         1.10%(6)     1.12%(6)     1.21%
Expenses after payments, waivers and/or
  reimbursements and reduction to custodian expenses         1.10%            1.09%        1.10%        1.07%
                                                         --------         --------      -------      -------
Portfolio turnover rate                                        24%              47%          39%          46%

(1.) For the period from June 30, 2005 (commencement of operations) to April 30,
     2006.

(2.) Per share amounts calculated based on the average shares outstanding during the period.

(3.) Less than $0.005 per share.

(4.) Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(5.) Annualized for periods less than one full year.

(6.) Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 31, 2008   1.18%
Year Ended April 30, 2008           1.10%
Year Ended April 30, 2007           1.12%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     F11 | OPPENHEIMER DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS Continued


                                                          SIX MONTHS
                                                             ENDED              YEAR ENDED APRIL 30,
                                                       OCTOBER 31, 2008   --------------------------------
CLASS B                                                   (UNAUDITED)       2008         2007      2006(1)
-------                                                ----------------   -------      -------     -------
PER SHARE OPERATING DATA
Net asset value, beginning of period                      $ 11.50         $ 11.97      $ 10.74     $10.00
                                                          -------         -------      -------     ------
Income (loss) from investment operations:
Net investment income(2)                                      .05             .10          .08        .06
Net realized and unrealized gain (loss)                     (2.70)           (.27)        1.27        .72
                                                          -------         -------      -------     ------
Total from investment operations                            (2.65)           (.17)        1.35        .78
                                                          -------         -------      -------     ------
Dividends and distributions to shareholders:
Dividends from net investment income                         (.04)           (.09)        (.07)      (.04)
Distributions from net realized gain                           --            (.21)        (.05)        --(3)
                                                          -------         -------      -------     ------
Total dividends and/or distributions to shareholders         (.04)           (.30)        (.12)      (.04)
                                                          -------         -------      -------     ------
Net asset value, end of period                            $  8.81         $ 11.50      $ 11.97     $10.74
                                                          =======         =======      =======     ======

TOTAL RETURN, AT NET ASSET VALUE(4)                        (23.11)%         (1.47)%      12.68%      7.88%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $11,488         $13,148      $11,386     $4,523
                                                          -------         -------      --------    ------
Average net assets (in thousands)                         $12,505         $12,388      $ 7,616     $1,867
                                                          -------         -------      --------    ------
Ratios to average net assets:(5)
Net investment income                                        0.99%           0.82%        0.68%      0.61%
Total expenses                                               2.06%(6)        1.96%(6)     1.93%(6)   2.07%
Expenses after payments, waivers and/or
  reimbursements and reduction to custodian expenses         1.85%           1.85%        1.85%      1.80%
                                                          -------         -------      -------     ------
Portfolio turnover rate                                        24%             47%          39%        46%

(1.) For the period from June 30, 2005 (commencement of operations) to April 30,
     2006.

(2.) Per share amounts calculated based on the average shares outstanding during the period.

(3.) Less than $0.005 per share.

(4.) Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(5.) Annualized for periods less than one full year.

(6.) Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 31, 2008   2.06%
Year Ended April 30, 2008           1.96%
Year Ended April 30, 2007           1.93%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     F12 | OPPENHEIMER DIVIDEND GROWTH FUND

                                                          SIX MONTHS
                                                             ENDED              YEAR ENDED APRIL 30,
                                                       OCTOBER 31, 2008   --------------------------------
CLASS C                                                   (UNAUDITED)       2008        2007       2006(1)
-------                                                ----------------   -------     -------      -------
PER SHARE OPERATING DATA
Net asset value, beginning of period                      $ 11.49        $ 11.97      $ 10.74      $10.00
                                                          -------        -------      -------      ------
Income (loss) from investment operations:
Net investment income(2)                                      .05            .10          .07         .07
Net realized and unrealized gain (loss)                     (2.70)          (.28)        1.29         .71
                                                          -------        -------      -------      ------
Total from investment operations                            (2.65)          (.18)        1.36         .78
                                                          -------        -------      -------      ------
Dividends and distributions to shareholders:
Dividends from net investment income                         (.04)          (.09)        (.08)       (.04)
Distributions from net realized gain                           --           (.21)        (.05)         --(3)
                                                          -------        -------      -------      ------
Total dividends and/or distributions to shareholders         (.04)          (.30)        (.13)       (.04)
                                                          -------        -------      -------      ------
Net asset value, end of period                            $  8.80        $ 11.49      $ 11.97      $10.74
                                                          =======        =======      =======      ======
TOTAL RETURN, AT NET ASSET VALUE(4)                        (23.14)%        (1.52)%      12.71%       7.87%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $19,782        $22,084      $17,949      $6,337
                                                          -------        -------      -------      ------
Average net assets (in thousands)                         $20,979        $20,330      $11,319      $2,789
                                                          -------        -------      -------      ------
Ratios to average net assets:(5)
Net investment income                                        0.99%          0.82%        0.66%       0.61%
Total expenses                                               1.98%(6)       1.88%(6)     1.88%(6)    2.03%
Expenses after payments, waivers and/or
   reimbursements and reduction to custodian expenses        1.85%          1.85%        1.85%       1.80%
                                                          -------        -------      -------      ------
Portfolio turnover rate                                        24%            47%          39%         46%

(1.) For the period from June 30, 2005 (commencement of operations) to April 30,
     2006.

(2.) Per share amounts calculated based on the average shares outstanding during the period.

(3.) Less than $0.005 per share.

(4.) Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(5.) Annualized for periods less than one full year.

(6.) Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 31, 2008   1.98%
Year Ended April 30, 2008           1.88%
Year Ended April 30, 2007           1.88%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     F13 | OPPENHEIMER DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS Continued

                                                          SIX MONTHS
                                                             ENDED              YEAR ENDED APRIL 30,
                                                       OCTOBER 31, 2008   -------------------------------
CLASS N                                                   (UNAUDITED)      2008        2007       2006(1)
-------                                                ----------------   ------      ------      -------
PER SHARE OPERATING DATA
Net asset value, beginning of period                      $ 11.53         $12.01      $10.77      $10.18
                                                          -------         ------      ------      ------
Income (loss) from investment operations:
Net investment income(2)                                      .08            .16         .13         .08
Net realized and unrealized gain (loss)                     (2.71)          (.28)       1.29         .58
                                                          -------         ------      ------      ------
Total from investment operations                            (2.63)          (.12)       1.42         .66
                                                          -------         ------      ------      ------
Dividends and distributions to shareholders:
Dividends from net investment income                         (.07)          (.15)       (.13)       (.07)
Distributions from net realized gain                           --           (.21)       (.05)         --(3)
                                                          -------         ------      ------      ------
Total dividends and/or distributions to shareholders         (.07)          (.36)       (.18)       (.07)
                                                          -------         ------      ------      ------
Net asset value, end of period                            $  8.83         $11.53      $12.01      $10.77
                                                          =======         ======      ======      ======
TOTAL RETURN, AT NET ASSET VALUE(4)                        (22.94)%        (1.02)%     13.30%       6.51%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $ 2,788         $2,753      $2,055      $  571
                                                          -------         ------      ------      ------
Average net assets (in thousands)                         $ 2,810         $2,465      $1,153      $  326
                                                          -------         ------      ------      ------
Ratios to average net assets:(5)
Net investment income                                        1.48%          1.33%       1.14%       1.11%
Total expenses                                               1.43%(6)       1.35%(6)    1.36%(6)    1.57%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses           1.35%          1.34%       1.35%       1.35%
                                                          -------         ------      ------      ------
Portfolio turnover rate                                        24%            47%         39%         46%

(1.) For the period from August 12, 2005 (inception of offering) to April 30,
     2006.

(2.) Per share amounts calculated based on the average shares outstanding during the period.

(3.) Less than $0.005 per share.

(4.) Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(5.) Annualized for periods less than one full year.

(6.) Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 31, 2008   1.43%
Year Ended April 30, 2008           1.35%
Year Ended April 30, 2007           1.36%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     F14 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Dividend Growth Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek to maximize total return through both capital appreciation and income. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

     The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.


                     F15 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

     Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

     "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

     Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.


                     F16 | OPPENHEIMER DIVIDEND GROWTH FUND

     There have been no significant changes to the fair valuation methodologies during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

     During the fiscal year ended April 30, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of April 30, 2008, the Fund had available for federal income tax purposes post-October losses of $3,351,126 and straddle losses of $17,788.

     As of October 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $9,802,057 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended October 31, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.


                     F17 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities   $149,797,458
                                 ============
Gross unrealized appreciation    $  2,993,673
Gross unrealized depreciation     (25,345,167)
                                 ------------
Net unrealized depreciation      $(22,351,494)
                                 ============

TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended October 31, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased        $  782
Payments Made to Retired Trustees                  --
Accumulated Liability as of October 31, 2008    5,390

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not


                     F18 | OPPENHEIMER DIVIDEND GROWTH FUND
materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


                     F19 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                             SIX MONTHS ENDED OCTOBER        YEAR ENDED APRIL
                                                     31, 2008                    30, 2008
                                            -------------------------   -------------------------
                                              SHARES        AMOUNT        SHARES        AMOUNT
                                            ----------   ------------   ----------   ------------
CLASS A
Sold                                         2,715,984   $ 27,734,995    4,414,912   $ 52,520,394
Dividends and/or distributions reinvested       66,104        721,230      240,709      2,856,059
Redeemed                                    (1,367,039)   (13,888,225)  (1,700,237)   (20,101,199)
                                            ----------   ------------   ----------   ------------
Net increase                                 1,415,049   $ 14,568,000    2,955,384   $ 35,275,254
                                            ==========   ============   ==========   ============
CLASS B
Sold                                           373,522   $  3,757,512      598,058   $  7,056,648
Dividends and/or distributions reinvested        4,150         44,993       25,141        297,237
Redeemed                                      (216,839)    (2,284,781)    (430,812)    (5,097,256)
                                            ----------   ------------   ----------   ------------
Net increase                                   160,833   $  1,517,724      192,387   $  2,256,629
                                            ==========   ============   ==========   ============
CLASS C
Sold                                           677,683   $  6,700,577      838,124   $  9,872,794
Dividends and/or distributions reinvested        6,328         68,576       39,446        466,318
Redeemed                                      (358,430)    (3,697,665)    (455,541)    (5,265,722)
                                            ----------   ------------   ----------   ------------
Net increase                                   325,581   $  3,071,488      422,029   $  5,073,390
                                            ==========   ============   ==========   ============
CLASS N
Sold                                           118,764   $  1,163,050      106,176   $  1,253,876
Dividends and/or distributions reinvested        1,667         18,181        6,531         77,417
Redeemed                                       (43,406)      (445,658)     (45,061)      (527,364)
                                            ----------   ------------   ----------   ------------
Net increase                                    77,025   $    735,573       67,646   $    803,929
                                            ==========   ============   ==========   ============

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended October 31, 2008, were as follows:

                         PURCHASES       SALES
                        -----------   -----------
Investment securities   $51,890,935   $31,708,532

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:


                     F20 | OPPENHEIMER DIVIDEND GROWTH FUND

FEE SCHEDULE
------------
Up to $200 million   0.650%
Next $200 million    0.625
Next $200 million    0.600
Next $200 million    0.575
Next $200 million    0.550
Over $1.0 billion    0.500

TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended October 31, 2008, the Fund paid $117,436 to OFS for services to the Fund.

DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at September 30, 2008 for Class B, Class C and Class N shares were $91,206, $134,690 and $21,377, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.


                     F21 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                      CLASS A         CLASS B         CLASS C          CLASS N
                      CLASS A       CONTINGENT       CONTINGENT     CONTINGENT       CONTINGENT
                     FRONT-END       DEFERRED         DEFERRED       DEFERRED         DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
SIX MONTHS ENDED    DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------   -------------   -------------   -------------   -------------   -------------
October 31, 2008      $67,492         $1,613          $12,979         $3,598            $208

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses" will not exceed 1.10% for Class A shares, 1.85% for Class B and Class C shares and 1.35% for Class N shares. During the six months ended October 31, 2008, the Manager reimbursed the Fund $41,861, $13,364, $13,899 and $1,142 for Class A, Class B, Class C and Class N shares, respectively. That voluntary undertaking may be revised or terminated by the Manager at any time without notice to shareholders.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended October 31, 2008, the Manager waived $1,671 for IMMF management fees.

5. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.


                     F22 | OPPENHEIMER DIVIDEND GROWTH FUND

     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.

     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the six months ended October 31, 2008 was as follows:

                                                  CALL OPTIONS
                                             ---------------------
                                             NUMBER OF   AMOUNT OF
                                             CONTRACTS    PREMIUMS
                                             ---------   ---------
Options outstanding as of April 30, 2008       2,463     $ 181,686
Options written                                5,937       355,451
Options closed or expired                     (7,576)     (472,755)
Options exercised                               (824)      (64,382)
                                              ------     ---------
Options outstanding as of October 31, 2008        --     $      --
                                              ======     =========

6. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

7. SUBSEQUENT EVENT

On November 7, 2008, shareholders of the Fund approved a fund reorganization whereby shareholders received shares of Oppenheimer Rising Dividends Fund, Inc. in an amount equal to the value of the net assets of the Fund. The reorganization occurred on November 14, 2008 and qualified as a tax-free reorganization for federal income tax purposes.


                     F23 | OPPENHEIMER DIVIDEND GROWTH FUND

                       THIS PAGE INTENTIONALLY LEFT BLANK.


                     F24 | OPPENHEIMER DIVIDEND GROWTH FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited

Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

     Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

     NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for


                      11 | OPPENHEIMER DIVIDEND GROWTH FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued

the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

     The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Neil McCarthy and Joseph Higgins, the portfolio managers for the Fund, and the Manager's investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. The Board concluded, in light of the Manager's experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.

     INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load large-cap core funds advised by other investment advisers. The Board noted that the Fund's one-year performance was better than its peer group median although its since inception performance was below its peer group median.

     COSTS OF SERVICES BY THE MANAGER. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and large-cap core funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive management fees and/or reimburse expenses so that total expenses will not exceed the following limits: 1.10% for Class A shares, 1.85% for Class B and Class C shares, and 1.35% for Class N shares. The Manager may modify


                      12 | OPPENHEIMER DIVIDEND GROWTH FUND
or terminate that undertaking at any time without notice to shareholders. The Board noted that the Fund's contractual and actual management fees and total expenses were lower than its peer group median.

     ECONOMIES OF SCALE AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund's assets grow.

     OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

     CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                      13 | OPPENHEIMER DIVIDEND GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      14 | OPPENHEIMER DIVIDEND GROWTH FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

a) Not applicable.

b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Dividend Growth Fund

By:     /s/ John V. Murphy
        -----------------------------
        John V. Murphy
        Principal Executive Officer

Date:   12/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John V. Murphy
        -----------------------------
        John V. Murphy
        Principal Executive Officer

Date:   12/12/2008

By:     /s/ Brian W. Wixted
        -----------------------------
        Brian W. Wixted
        Principal Financial Officer

Date:   12/12/2008